Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
CASH AND CASH EQUIVALENTS [Abstract]
Cash and Cash Equivalents
	As of December 31,
	2018	2019
Cash	$68,719	$34,836
Cash equivalents	116,456	107,628
Total	$185,175	$142,464